CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 723,775	$ 76,596
Restricted cash	191	41,808
Notes receivable	365,911	153
Short-term investments	280,251	0
Accounts receivable, net of allowance for doubtful accounts of nil and nil as of December 31, 2019 and 2020, respectively	0	0
Prepaid expenses and other current assets	41,684	11,477
Advances to suppliers	3,397	7,949
Inventories	327,771	42,159
Amounts due from related parties		129
Total current assets	1,742,980	180,271
Property, plant and equipment, net	1,559,110	1,027,086
Prepaid land use rights, net	40,741	30,829
Other non-current assets	820	957
TOTAL ASSETS	3,343,651	1,239,143
Current liabilities:
Short-term bank borrowings, including current portion of long-term bank borrowings	0	70,431
Accounts payable	81,469	18,953
Notes payable		49,355
Advances from customers - short-term portion	202,958	37,783
Payables for purchases of property, plant and equipment	142,937	49,555
Accrued expenses and other current liabilities	40,848	30,148
Amounts due to related parties - short-term portion	10,815	5,150
Income tax payable	71,472	22,678
Lease liability - short-term portion		82
Total current liabilities	550,499	284,135
Long-term bank borrowings	0	123,222
Advances from customers - long-term portion	90,661	3,265
Deferred government subsidies	21,935	21,907
Amount due to related parties - long-term portion		4,238
Deferred tax liabilities	16,726	3,461
Total liabilities	679,821	440,228
Commitments and contingencies (Note 17)
Ordinary shares;
$0.0001 par value 500,000,000 shares authorized as of December 31, 2021 and 2020; 369,878,552 shares issued and 365,235,402 shares outstanding as of December 31, 2020; 377,177,802 shares issued and 372,534,652 shares outstanding as of December 31, 2021	38	37
Additional paid-in capital	1,016,855	412,450
Retained earnings	1,079,042	330,118
Accumulated other comprehensive income	67,773	26,267
Treasury shares, at cost (4,643,150 shares as of December 31, 2020 and 2021)	(1,749)	(1,749)
Total Daqo New Energy Corp. shareholders' equity	2,161,959	767,123
Non-controlling interest	501,871	31,792
Total shareholders' equity	2,663,830	798,915
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,343,651	$ 1,239,143